Employee Benefit Plans - Schedule of Weighted-Average Rate Assumptions Used in the Measurement of the Company's Benefit Obligations (Details) - Defined benefit pension plan	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.67%	4.56%	4.29%
Rate of compensation increase	1.89%	1.70%	3.95%